Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

On October 20, 2025, the Company entered into a consulting agreement with MZHCI, LLC (the “Consultant”), pursuant to which the Consultant will receive an aggregate of 181,818 Class A ordinary shares with fair value of $200,000 and a monthly service fee of $15,000.

On November 9, 2025, Mr. Yucheng Hu transferred 1,000,000 Class B Shares to Mr. Demir at par value after the Board’s approval, pursuant to the share transfer agreements and in accordance with the Company’s Third Amended and Restated Memorandum and Articles of Association. (the “Transfer”).